Organization and Description of Business	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Organization and Description of Business [Abstract]
Organization and Description of Business

Note 1 – Organization and Description of Business

FreeCast, Inc. (the “Company”) developed and markets an interactive digital media guide that facilitates access to a virtual library of entertainment media. The Company is based in Orlando, Florida and was founded in 2011 as a Florida Corporation. The Company’s primary products are SmartGuide and Select TV. Both SmartGuide and Select TV utilize the Company-designed proprietary technology that searches, and aggregates internet distributed streaming media into an electronic media guide. SmartGuide is licensable to brands/manufacturers of devices with large online user bases, while Select TV is a retail package that is sold by monthly and/or annual subscriptions.

In addition to subscription and product revenues, the Company generates revenue from its ad platform and agency services. FreeCast is a technology-driven streaming entertainment aggregator offering a unified, à la carte service for TV entertainment through a comprehensive Platform-as-a-Service (PaaS) model. The Company also earns revenue from direct client service contracts for marketing and campaign execution, such as the Launch That agreement, which involves discovery, development, and test media distribution services. These ad-related and agency revenues are recognized as distinct revenue streams in accordance with Accounting Standards Codification (ASC) Topic 606, Revenue from Contracts with Customers. (“ASC 606”)

Additionally, we provide Free Ad-Supported Streaming TV (“FAST”) channel buildouts which include post-production editing, motion graphic channel assembly and content acquisitions. We have aggregated over 500 FAST channels, which now provide material operations to the Company. We charge the customers based on time incurred for the services plus a reasonable margin in addition to any additional out of pocket cost incurred that is charged at cost to us. In addition, we split the advertising revenue. Revenue is recognized when services are performed. We charge a monthly platform fee for distributing the FAST channel on its platform. Revenue is recognized at the point in time when the content is available on the digital platform.

Going Concern

The Company has incurred recurring losses from operations since inception, accumulating a deficit of approximately $200.9 million as of December 31, 2025. For the six months ended December 31, 2025, and 2024, the Company incurred a net loss of approximately $5.6 million and $7.5 million, respectively. The Company may incur additional losses and negative operating cash flows in the future. Failure to generate sufficient revenues, reduce spending or raise additional capital could adversely affect the Company’s ability to achieve its intended business objectives. These matters, among others, raise substantial doubt about the Company’s ability to continue as a going concern for a period of one year from the issuance of these financial statements.

Since the inception of the Company in 2011, the operations of the Company have been funded primarily through sales of Class A common stock to private investors, debt financing and exchange of Class A common stock for services received by the Company. Management cannot be certain that additional funding will be available on acceptable terms, or at all. Management plans include raising additional capital through the sale of equity and debt securities, along with exploring additional avenues to increase revenues. To the extent that the Company raises additional funds by issuing equity securities, the Company’s shareholders may experience significant dilution. Any debt financing, if available, may involve restrictive covenants that impact the Company’s ability to conduct business.

The accompanying financial statements for the six months ended December 31, 2025, and 2024, have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. During the remaining 2025 calendar year, management intends to raise additional debt and/or equity financing to fund future operations and to provide additional working capital. Management’s plans to alleviate substantial doubt include pursuing equity and debt financing, expanding strategic partnerships, and enhancing monetization of its ad platform and FAST channel network. However, these plans are not yet finalized, and there is no assurance that such financing will be consummated or obtained in sufficient amounts. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Note 1 – Organization and Description of Business

FreeCast, Inc. (the “Company”) developed and markets an interactive digital media guide that facilitates access to a virtual library of entertainment media. The Company is based in Orlando, Florida and was founded in 2011 as a Florida Corporation. The Company’s primary products are SmartGuide and Select TV. Both SmartGuide and Select TV utilize the Company-designed proprietary technology that searches, and aggregates internet distributed streaming media into an electronic media guide. SmartGuide is licensable to brands/manufacturers of devices with large online user bases, while Select TV is a retail package that is sold by monthly and/or annual subscriptions.

In addition to subscription and product revenues, the Company generates revenue from its ad platform and agency services. The FreeCast Ad Platform is a demand-side platform (DSP) for Connected TV (CTV) and over-the-top (OTT) ads, enabling advertisers and agencies to bid in real time on advertising spaces across multiple content provider platforms. The Company also earns revenue from direct client service contracts for marketing and campaign execution, such as the Launch That agreement, which involves discovery, development, and test media distribution services. These ad-related and agency revenues are recognized as distinct revenue streams in accordance with ASC 606.

Going Concern

The Company has incurred recurring losses from operations since inception, accumulating a deficit of approximately $195.2 million as of June 30, 2025. For the years ended June 30, 2025, and 2024, the Company incurred a net loss of approximately $14.1 million and $12.4 million, respectively. The Company may incur additional losses and negative operating cash flows in the future. Failure to generate sufficient revenues, reduce spending or raise additional capital could adversely affect the Company’s ability to achieve its intended business objectives. These matters, among others, raise substantial doubt about the Company’s ability to continue as a going concern for a period of one year from the issuance of these financial statements.

Since the inception of the Company in 2011, the operations of the Company have been funded primarily through sales of Class A common stock to private investors, debt financing and exchange of Class A common stock for services received by the Company. Management cannot be certain that additional funding will be available on acceptable terms, or at all. Management plans include raising additional capital through the sale of equity and debt securities, along with exploring additional avenues to increase revenues. To the extent that the Company raises additional funds by issuing equity securities, the Company’s shareholders may experience significant dilution. Any debt financing, if available, may involve restrictive covenants that impact the Company’s ability to conduct business.

The accompanying financial statements for the years ended June 30, 2025, and 2024, have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. During the remaining 2025 calendar year, management intends to raise additional debt and/or equity financing to fund future operations and to provide additional working capital. However, there is no assurance that such financing will be consummated or obtained in sufficient amounts necessary to meet the Company’s needs. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.